JOHN HANCOCK STRATEGIC SERIES
200 Berkeley Street
Boston, MA 02116
October 4, 2023
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, DC 20549
Re:
John Hancock Strategic Series (the “Trust”), on behalf of:
John Hancock Managed Account Shares Bond Completion Portfolio (the Fund)
File Nos. 033-05186; 811-04651
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 83 to its Registration Statement under the 1940 Act (the “Amendment”).
The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust. No fees are required in connection with this filing.
If you have any questions or comments concerning the foregoing, please email me at tdee@jhancock.com.
Sincerely,
/s/ Thomas Dee
Thomas Dee, Esq. Assistant Secretary of the Trust